Inventories	9 Months Ended
Sep. 30, 2022
Inventories
Inventories

6. Inventories

Inventories consist of the following:

	As of
	December 31, 2021	September 30, 2022
Raw materials, work in process and supplies	1,468,801	3,004,293
Finished products	149,089	2,511,488
Total	1,617,890	5,515,781

Raw materials, work in process and supplies as of December 31, 2021 and September 30, 2022 primarily consist of materials for volume production which will be transferred into production cost when incurred as well as spare parts used for after sales services.

Finished products include vehicles ready for transit at production plants, vehicles in transit to fulfil customers’ orders, new vehicles available for immediate sales at the Group’s sales and servicing center locations.

The Company recognized inventory write-downs and losses on inventory purchase commitments which were recorded in cost of sales of RMB51,256 and RMB802,799 for the nine months ended September 30, 2021 and 2022, respectively. The amount recognized for the nine months ended September 30, 2022 was related primarily to the Company’s plan to cease production of Li ONE vehicles.